Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
January 31, 2025
EMF-NPRT1-0425
1.813065.120
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 5.8%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (b)	23,100	44,402,589
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Atacadao SA	18,818,100	19,932,074
Raia Drogasil SA	11,631,000	41,973,938
		61,906,012
Financials - 2.1%
Banks - 1.5%
NU Holdings Ltd/Cayman Islands Class A (b)	8,159,170	108,027,412
Capital Markets - 0.6%
Banco BTG Pactual SA unit	7,697,400	42,899,071
TOTAL FINANCIALS		150,926,483

Industrials - 1.0%
Electrical Equipment - 0.9%
WEG SA	7,041,000	66,313,026
Ground Transportation - 0.1%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	12,927,984	10,706,863
TOTAL INDUSTRIALS		77,019,889

Information Technology - 0.6%
Software - 0.6%
TOTVS SA	8,068,000	47,021,514
Utilities - 0.7%
Electric Utilities - 0.7%
Equatorial Energia SA	9,873,300	50,937,277
Equatorial Energia SA rights 2/13/2025 (b)	33,844	27,508
		50,964,785
TOTAL BRAZIL		432,241,272
CANADA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cameco Corp	1,371,600	67,827,359
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	1,528,800	32,698,395
CHINA - 24.4%
Communication Services - 8.2%
Entertainment - 1.0%
Tencent Music Entertainment Group Class A ADR	6,100,725	73,086,686
Interactive Media & Services - 7.2%
Tencent Holdings Ltd	10,212,700	537,343,439
TOTAL COMMUNICATION SERVICES		610,430,125

Consumer Discretionary - 9.2%
Broadline Retail - 4.7%
JD.com Inc ADR	3,912,700	159,325,144
PDD Holdings Inc Class A ADR (b)	1,689,200	189,038,372
		348,363,516
Hotels, Restaurants & Leisure - 4.5%
Meituan B Shares (b)(c)(d)	9,914,210	188,692,770
Trip.com Group Ltd ADR (b)	741,100	52,002,987
Yum China Holdings Inc	1,986,400	91,871,000
		332,566,757
TOTAL CONSUMER DISCRETIONARY		680,930,273

Consumer Staples - 1.9%
Beverages - 1.9%
Kweichow Moutai Co Ltd A Shares (China)	706,026	140,528,163
Financials - 0.5%
Banks - 0.5%
Bank of Chengdu Co Ltd A Shares (China)	14,901,244	35,405,802
Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	2,839,325	91,480,744
Industrials - 3.4%
Electrical Equipment - 2.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,760,457	62,882,307
Sieyuan Electric Co Ltd A Shares (China)	12,331,716	137,606,851
		200,489,158
Machinery - 0.7%
Airtac International Group	2,174,000	56,299,048
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (b)	1	0
TOTAL INDUSTRIALS		256,788,206

TOTAL CHINA		1,815,563,313
FRANCE - 2.7%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	38,619	109,132,567
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Gaztransport Et Technigaz SA	580,741	89,103,940
TOTAL FRANCE		198,236,507
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)	411,600	50,943,732
GREECE - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
OPAP SA	3,101,844	53,287,645
HUNGARY - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	1,862,855	48,212,506
INDIA - 18.5%
Consumer Discretionary - 0.8%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (b)(e)(f)	3,233,000	9,612,984
Hotels, Restaurants & Leisure - 0.7%
Zomato Ltd (b)	21,043,700	53,331,996
TOTAL CONSUMER DISCRETIONARY		62,944,980

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Reliance Industries Ltd	10,076,136	146,730,219
Financials - 7.4%
Banks - 3.3%
HDFC Bank Ltd	10,251,467	200,783,927
Kotak Mahindra Bank Ltd	1,921,148	42,042,618
		242,826,545
Capital Markets - 1.1%
360 ONE WAM Ltd	7,227,161	83,885,928
Consumer Finance - 1.5%
Bajaj Finance Ltd	1,216,700	110,392,509
Insurance - 1.5%
HDFC Life Insurance Co Ltd (c)(d)	7,131,100	52,402,702
SBI Life Insurance Co Ltd (c)(d)	3,408,300	58,252,405
		110,655,107
TOTAL FINANCIALS		547,760,089

Health Care - 1.3%
Health Care Providers & Services - 1.3%
Max Healthcare Institute Ltd	8,225,200	100,479,982
Industrials - 3.9%
Aerospace & Defense - 1.2%
Hindustan Aeronautics Ltd (c)	1,969,500	89,135,811
Air Freight & Logistics - 0.6%
Delhivery Ltd (b)	11,444,200	42,279,047
Construction & Engineering - 1.2%
Larsen & Toubro Ltd	2,212,232	90,829,046
Professional Services - 0.9%
Computer Age Management Services Ltd	1,569,400	64,966,389
TOTAL INDUSTRIALS		287,210,293

Information Technology - 1.0%
IT Services - 1.0%
Tata Consultancy Services Ltd	1,646,600	77,964,421
Materials - 1.1%
Construction Materials - 0.5%
UltraTech Cement Ltd	301,500	39,896,129
Metals & Mining - 0.6%
Jindal Steel & Power Ltd	4,993,100	45,389,219
TOTAL MATERIALS		85,285,348

Utilities - 0.9%
Electric Utilities - 0.9%
Power Grid Corp of India Ltd	20,356,433	70,737,986
TOTAL INDIA		1,379,113,318
INDONESIA - 3.3%
Financials - 3.3%
Banks - 3.3%
Bank Central Asia Tbk PT	391,873,670	226,377,539
Bank Mandiri Persero Tbk PT	57,327,200	21,063,303

TOTAL INDONESIA		247,440,842
ITALY - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Ferrari NV (g)	114,500	49,065,540
JAPAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Disco Corp	188,400	54,527,345
KAZAKHSTAN - 1.1%
Financials - 1.1%
Consumer Finance - 1.1%
Kaspi.KZ JSC ADR	834,600	79,370,460
KOREA (SOUTH) - 6.3%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Webtoon Entertainment Inc (g)	4,654,400	59,343,600
Health Care - 0.9%
Life Sciences Tools & Services - 0.9%
Samsung Biologics Co Ltd (b)(c)(d)	86,370	63,676,492
Information Technology - 4.7%
Semiconductors & Semiconductor Equipment - 2.2%
SK Hynix Inc	1,244,710	167,043,742
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co Ltd	5,158,167	183,633,462
TOTAL KOREA (SOUTH)		473,697,296
MEXICO - 2.7%
Consumer Staples - 1.6%
Beverages - 0.2%
Becle SAB de CV (g)	17,006,683	15,076,381
Consumer Staples Distribution & Retail - 1.4%
BBB Foods Inc Class A (g)	1,765,070	54,752,472
Wal-Mart de Mexico SAB de CV Series V	19,202,700	49,781,346
		104,533,818
TOTAL CONSUMER STAPLES		119,610,199

Financials - 0.6%
Banks - 0.6%
Banco del Bajio SA (c)(d)	20,014,223	45,703,746
Real Estate - 0.5%
Industrial REITs - 0.5%
Prologis Property Mexico SA de CV	12,378,400	38,589,163
TOTAL MEXICO		203,903,108
NETHERLANDS - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV	85,900	63,545,628
BE Semiconductor Industries NV	362,700	46,920,243

TOTAL NETHERLANDS		110,465,871
PHILIPPINES - 0.2%
Industrials - 0.2%
Professional Services - 0.2%
TaskUS Inc Class A (b)(g)	1,095,107	18,014,510
POLAND - 1.0%
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Dino Polska SA (b)(c)(d)	645,381	71,466,528
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	25,741,060	2
SAUDI ARABIA - 2.2%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (c)(d)	5,203,710	38,569,637
Financials - 1.7%
Banks - 1.7%
Al Rajhi Bank	4,819,720	127,216,861
TOTAL SAUDI ARABIA		165,786,498
SWEDEN - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
VEF AB (b)(h)	78,251,425	12,138,788
TAIWAN - 17.1%
Communication Services - 0.7%
Entertainment - 0.7%
International Games System Co Ltd	1,853,072	52,577,885
Industrials - 0.6%
Electrical Equipment - 0.6%
Voltronic Power Technology Corp	805,868	45,170,943
Information Technology - 15.8%
Electronic Equipment, Instruments & Components - 0.2%
Innolux Corp	48,437,000	20,376,419
Semiconductors & Semiconductor Equipment - 15.6%
ASPEED Technology Inc	131,000	13,721,118
eMemory Technology Inc	650,000	63,711,840
Taiwan Semiconductor Manufacturing Co Ltd	32,670,000	1,082,772,656
		1,160,205,614
TOTAL TAIWAN		1,278,330,861
UNITED ARAB EMIRATES - 2.0%
Energy - 1.6%
Energy Equipment & Services - 1.0%
ADNOC Drilling Co PJSC	50,235,183	73,854,151
Oil, Gas & Consumable Fuels - 0.6%
Adnoc Gas PLC	49,008,700	45,365,453
TOTAL ENERGY		119,219,604

Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	9,783,825	31,910,871
TOTAL UNITED ARAB EMIRATES		151,130,475
UNITED KINGDOM - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Revolut Group Holdings Ltd (e)(f)(i)	25,557	27,423,537
UNITED STATES - 5.1%
Information Technology - 5.1%
IT Services - 0.8%
Globant SA (b)	285,400	60,881,528
Semiconductors & Semiconductor Equipment - 3.6%
NVIDIA Corp	2,235,180	268,378,063
Software - 0.7%
Synopsys Inc (b)	93,800	49,290,024
TOTAL UNITED STATES		378,549,615
TOTAL COMMON STOCKS (Cost $5,488,089,825)		7,399,435,323

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Creditas Financial Solutions Ltd 5% 7/28/2027 (e)(f) (Cost $30,523,684)	30,523,684	28,835,725

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (b)(e)(f) (Cost $9,341,528)	85,253	21,113,758

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	74,679,173	74,694,109
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	27,309,495	27,312,226
TOTAL MONEY MARKET FUNDS (Cost $102,006,335)			102,006,335

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,629,961,372)	7,551,391,141
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(90,274,354)
NET ASSETS - 100.0%	7,461,116,787

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $607,900,091 or 8.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $518,764,280 or 7.0% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,986,004 or 1.2% of net assets.

(f)	Level 3 security
(g)	Security or a portion of the security is on loan at period end.
(h)	Affiliated company
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	9,341,528

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	30,523,684

Lenskart Solutions Pvt Ltd	4/30/24	8,909,538

Revolut Group Holdings Ltd	12/27/24	27,823,864

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	198,948,750	946,393,515	1,070,648,156	1,612,629	-	-	74,694,109	74,679,173	0.1%
Fidelity Securities Lending Cash Central Fund	47,267,424	118,392,844	138,348,042	92,603	-	-	27,312,226	27,309,495	0.1%
Total	246,216,174	1,064,786,359	1,208,996,198	1,705,232	-	-	102,006,335	101,988,668

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
VEF AB	20,110,388	-	3,033,780	-	(1,624,940)	(3,312,880)	12,138,788	78,251,425
Total	20,110,388	-	3,033,780	-	(1,624,940)	(3,312,880)	12,138,788	78,251,425

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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